Segment information - Segment equity and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Equity	€ 32,942	€ 33,174	€ 33,267	€ 31,701
Non-current fixed assets payable	610	907	1,004
Non-current employee benefits	2,674	3,029	3,142
Non-current liabilities included in the calculation of net financial debt	27,221	29,420	29,780
Other	2,231	2,234	2,611
Total non-current liabilities	32,736	35,590	36,537
Current fixed assets payable	3,046	2,800	2,728
Trade payables	6,522	6,211	6,227	5,775
Current employee benefits	2,448	2,266	2,214
Deferred income	2,081	2,134	2,136	€ 1,956
Current liabilities included in the calculation of net financial debt	6,216	4,666	4,667
Other	8,723	7,827	3,654
Total current liabilities	29,036	25,904	21,626
Total equity and liabilities	94,714	94,668	91,430
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Other	(27)	(27)
Total non-current liabilities	(27)	(27)
Trade payables	(9)
Other	(152)
Total current liabilities	(161)
Total equity and liabilities	(188)	(27)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	32,715	32,889	33,267
Non-current fixed assets payable	610	907	1,004
Non-current employee benefits	2,668	3,023	3,142
Non-current liabilities included in the calculation of net financial debt	27,221	29,420	29,780
Other	2,151	2,159	2,611
Total non-current liabilities	32,650	35,509	36,537
Current fixed assets payable	3,045	2,794	2,728
Trade payables	6,439	6,165	6,227
Current employee benefits	2,441	2,261	2,214
Deferred income	2,081	2,134	2,136
Current liabilities included in the calculation of net financial debt	6,216	4,666	4,667
Other	3,803	3,254	3,654
Total current liabilities	24,025	21,274	21,626
Total equity and liabilities	89,390	89,672	91,430
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current fixed assets payable	75	322	584
Non-current employee benefits	1,601	1,895	2,017
Other	663	695	750
Total non-current liabilities	2,339	2,912	3,351
Current fixed assets payable	1,438	1,293	1,252
Trade payables	2,487	2,355	2,491
Current employee benefits	1,451	1,369	1,292
Deferred income	1,142	1,171	1,220
Other	681	663	748
Total current liabilities	7,199	6,851	7,003
Total equity and liabilities	9,538	9,763	10,354
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current fixed assets payable	327	363	385
Non-current employee benefits	38	34	58
Other	397	345	385
Total non-current liabilities	762	742	828
Current fixed assets payable	924	932	943
Trade payables	1,827	1,613	1,507
Current employee benefits	147	134	152
Deferred income	345	333	353
Other	592	484	439
Total current liabilities	3,835	3,496	3,394
Total equity and liabilities	4,597	4,238	4,222
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current employee benefits	5
Other	134	151	168
Total non-current liabilities	139	151	168
Current fixed assets payable	532	539	470
Trade payables	985	886	847
Current employee benefits	38	36	47
Deferred income	78	76	89
Other	126	103	65
Total current liabilities	1,759	1,640	1,518
Total equity and liabilities	1,898	1,791	1,686
Poland, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current fixed assets payable	132	155	180
Non-current employee benefits	30	31	55
Other	135	66	84
Total non-current liabilities	297	252	319
Current fixed assets payable	209	226	233
Trade payables	371	327	271
Current employee benefits	57	44	48
Deferred income	134	127	127
Other	319	221	232
Total current liabilities	1,090	945	911
Total equity and liabilities	1,387	1,197	1,230
Belgium and Luxembourg, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current employee benefits		1
Other	69	69	73
Total non-current liabilities	69	70	73
Current fixed assets payable	56	69	129
Trade payables	213	168	170
Current employee benefits	30	32	36
Deferred income	62	59	70
Other	109	138	126
Total current liabilities	470	466	531
Total equity and liabilities	539	536	604
Central European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current fixed assets payable	195	208	205
Non-current employee benefits	3	2	3
Other	59	59	60
Total non-current liabilities	257	269	268
Current fixed assets payable	127	98	111
Trade payables	254	223	215
Current employee benefits	22	22	21
Deferred income	71	71	67
Other	39	23	16
Total current liabilities	513	437	430
Total equity and liabilities	770	706	698
Eliminations, interoperating segments, Europe [member] | Operating segments [member]
Disclosure of operating segments [line items]
Trade payables	4	9	4
Other	(1)	(1)
Total current liabilities	3	8	4
Total equity and liabilities	3	8	4
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current fixed assets payable	208	221	35
Non-current employee benefits	77	70	60
Other	50	56	148
Total non-current liabilities	335	347	243
Current fixed assets payable	530	418	399
Trade payables	1,072	1,073	1,086
Current employee benefits	69	68	69
Deferred income	217	235	208
Other	905	828	515
Total current liabilities	2,793	2,622	2,277
Total equity and liabilities	3,128	2,969	2,520
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current employee benefits	259	312	290
Other	31	33	34
Total non-current liabilities	290	345	324
Current fixed assets payable	52	46	40
Trade payables	694	665	638
Current employee benefits	348	348	347
Deferred income	271	293	270
Other	252	234	201
Total current liabilities	1,617	1,586	1,496
Total equity and liabilities	1,907	1,931	1,820
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current employee benefits	693	713	717
Other	218	177	183
Total non-current liabilities	911	890	900
Current fixed assets payable	102	104	95
Trade payables	977	1,008	1,133
Current employee benefits	426	342	354
Deferred income	125	116	94
Other	938	792	1,350
Total current liabilities	2,568	2,362	3,026
Total equity and liabilities	3,479	3,252	3,926
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	32,715	32,889	33,267
Non-current fixed assets payable		1
Non-current employee benefits		(1)
Non-current liabilities included in the calculation of net financial debt	27,221	29,420	29,780
Other	792	853	1,111
Total non-current liabilities	28,013	30,273	30,891
Current fixed assets payable	(1)	1	(1)
Trade payables	(618)	(549)	(628)
Deferred income	(19)	(14)	(9)
Current liabilities included in the calculation of net financial debt	6,216	4,666	4,667
Other	435	253	401
Total current liabilities	6,013	4,357	4,430
Total equity and liabilities	66,741	67,519	€ 68,588
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Equity	227	285
Non-current employee benefits	6	6
Other	107	102
Total non-current liabilities	113	108
Current fixed assets payable	1	6
Trade payables	92	46
Current employee benefits	7	5
Other	5,072	4,573
Total current liabilities	5,172	4,630
Total equity and liabilities	€ 5,512	€ 5,023